Condensed Consolidating Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Current Assets
Cash and Cash Equivalents	$ 11,640	$ 43,975	$ 6,260	$ 11,796
Accounts Receivable	29,102	24,980
Taxes Receivable	6,396	6,429
Short-Term Derivative Instruments	4,742	12,005
Assets Held for Sale	2,138	2,279
Inventory, Prepaid Expenses and Other	1,301	1,316
Total Current Assets	55,319	90,984
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	537,638	485,448
Unevaluated Oil and Gas Properties	171,901	165,503
Other Property and Equipment	54,317	50,073
Wells and Facilities in Progress	107,214	92,913
Pipelines	6,125	6,116
Total Property and Equipment	877,195	800,053
Less: Accumulated Depreciation, Depletion and Amortization	(156,390)	(146,038)
Net Property and Equipment	720,805	654,015
Deferred Financing Costs and Other Assets-Net	10,380	10,029
Equity Method Investments	16,800	16,978
Intercompany Receivables	0	0
Investment in Subsidiaries - Net	0	0
Long-Term Derivative Instruments	150	704
Total Assets	803,454	772,710
Current Liabilities
Accounts Payable	44,272	31,134
Accrued Expenses	37,656	22,421
Short-Term Derivative Instruments	5,072	1,389
Current Deferred Tax Liability	565	539
Liabilities Related to Assets Held for Sale	50	52
Total Current Liabilities	87,615	55,535
8.875% Senior Notes Due 2020	250,000	250,000
Discount on Senior Notes	(1,704)	(1,742)
Senior Secured Line of Credit and Long-Term Debt	1,167	991
Long-Term Derivative Instruments	2,221	1,510
Long-Term Deferred Tax Liability	21,491	23,625
Other Deposits and Liabilities	5,739	5,675
Future Abandonment Cost	25,671	24,822
Intercompany Payables	0	0
Total Liabilities	392,200	360,416
Stockholders' Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012	52	52
Additional Paid-In Capital	452,432	451,062
Accumulated Earnings (Deficit)	(42,429)	(39,595)
Rex Energy Stockholders' Equity	410,055	411,519
Noncontrolling Interests	1,199	775
Total Stockholders' Equity	411,254	412,294
Total Liabilities and Stockholders' Equity	803,454	772,710
Guarantor Subsidiaries
Current Assets
Cash and Cash Equivalents	5,140	4,227	5,250	11,337
Accounts Receivable	27,924	26,490
Taxes Receivable	0	0
Short-Term Derivative Instruments	4,742	12,005
Assets Held for Sale	0	0
Inventory, Prepaid Expenses and Other	1,236	1,277
Total Current Assets	39,042	43,999
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	539,134	486,706
Unevaluated Oil and Gas Properties	171,901	165,503
Other Property and Equipment	48,834	45,613
Wells and Facilities in Progress	102,734	88,204
Pipelines	6,125	6,116
Total Property and Equipment	868,728	792,142
Less: Accumulated Depreciation, Depletion and Amortization	(155,638)	(145,514)
Net Property and Equipment	713,090	646,628
Deferred Financing Costs and Other Assets-Net	2,426	2,427
Equity Method Investments	16,800	16,978
Intercompany Receivables	2,338	3,795
Investment in Subsidiaries - Net	(341)	(227)
Long-Term Derivative Instruments	150	704
Total Assets	773,505	714,304
Current Liabilities
Accounts Payable	43,081	29,818
Accrued Expenses	28,505	19,891
Short-Term Derivative Instruments	5,072	1,389
Current Deferred Tax Liability	0	0
Liabilities Related to Assets Held for Sale	0	0
Total Current Liabilities	76,658	51,098
8.875% Senior Notes Due 2020	0	0
Discount on Senior Notes	0	0
Senior Secured Line of Credit and Long-Term Debt	131	26
Long-Term Derivative Instruments	2,221	1,510
Long-Term Deferred Tax Liability	0	0
Other Deposits and Liabilities	5,739	5,675
Future Abandonment Cost	25,671	24,822
Intercompany Payables	400,510	367,704
Total Liabilities	510,930	450,835
Stockholders' Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012	0	0
Additional Paid-In Capital	177,145	177,143
Accumulated Earnings (Deficit)	85,430	86,326
Rex Energy Stockholders' Equity	262,575	263,469
Noncontrolling Interests	0	0
Total Stockholders' Equity	262,575	263,469
Total Liabilities and Stockholders' Equity	773,505	714,304
Non-Guarantor Subsidiaries
Current Assets
Cash and Cash Equivalents	475	824	959	409
Accounts Receivable	6,801	3,367
Taxes Receivable	0	0
Short-Term Derivative Instruments	0	0
Assets Held for Sale	2,138	2,279
Inventory, Prepaid Expenses and Other	48	13
Total Current Assets	9,462	6,483
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	0	0
Unevaluated Oil and Gas Properties	0	0
Other Property and Equipment	5,483	4,455
Wells and Facilities in Progress	4,776	4,780
Pipelines	0	0
Total Property and Equipment	10,259	9,235
Less: Accumulated Depreciation, Depletion and Amortization	(925)	(674)
Net Property and Equipment	9,334	8,561
Deferred Financing Costs and Other Assets-Net	182	199
Equity Method Investments	0	0
Intercompany Receivables	0	0
Investment in Subsidiaries - Net	3,989	(232)
Long-Term Derivative Instruments	0	0
Total Assets	22,967	15,011
Current Liabilities
Accounts Payable	2,181	1,560
Accrued Expenses	2,068	1,036
Short-Term Derivative Instruments	0	0
Current Deferred Tax Liability	0	0
Liabilities Related to Assets Held for Sale	50	52
Total Current Liabilities	4,299	2,648
8.875% Senior Notes Due 2020	0	0
Discount on Senior Notes	0	0
Senior Secured Line of Credit and Long-Term Debt	5,669	5,598
Long-Term Derivative Instruments	0	0
Long-Term Deferred Tax Liability	0	0
Other Deposits and Liabilities	0	0
Future Abandonment Cost	0	0
Intercompany Payables	76,384	76,360
Total Liabilities	86,352	84,606
Stockholders' Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012	0	0
Additional Paid-In Capital	2,889	(407)
Accumulated Earnings (Deficit)	(67,042)	(69,144)
Rex Energy Stockholders' Equity	(64,153)	(69,551)
Noncontrolling Interests	768	(44)
Total Stockholders' Equity	(63,385)	(69,595)
Total Liabilities and Stockholders' Equity	22,967	15,011
Rex Energy Corporation (Note Issuer)
Current Assets
Cash and Cash Equivalents	6,025	38,924	51	50
Accounts Receivable	0	0
Taxes Receivable	6,396	6,429
Short-Term Derivative Instruments	0	0
Assets Held for Sale	0	0
Inventory, Prepaid Expenses and Other	17	26
Total Current Assets	12,438	45,379
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	0	0
Unevaluated Oil and Gas Properties	0	0
Other Property and Equipment	0	0
Wells and Facilities in Progress	0	0
Pipelines	0	0
Total Property and Equipment	0	0
Less: Accumulated Depreciation, Depletion and Amortization	0	0
Net Property and Equipment	0	0
Deferred Financing Costs and Other Assets-Net	7,772	7,403
Equity Method Investments	0	0
Intercompany Receivables	474,556	440,269
Investment in Subsidiaries - Net	193,598	193,790
Long-Term Derivative Instruments	0	0
Total Assets	688,364	686,841
Current Liabilities
Accounts Payable	0	0
Accrued Expenses	7,083	1,494
Short-Term Derivative Instruments	0	0
Current Deferred Tax Liability	565	539
Liabilities Related to Assets Held for Sale	0	0
Total Current Liabilities	7,648	2,033
8.875% Senior Notes Due 2020	250,000	250,000
Discount on Senior Notes	(1,704)	(1,742)
Senior Secured Line of Credit and Long-Term Debt	0	0
Long-Term Derivative Instruments	0	0
Long-Term Deferred Tax Liability	21,491	23,625
Other Deposits and Liabilities	0	0
Future Abandonment Cost	0	0
Intercompany Payables	0	0
Total Liabilities	277,435	273,916
Stockholders' Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012	52	52
Additional Paid-In Capital	452,431	451,062
Accumulated Earnings (Deficit)	(41,554)	(38,189)
Rex Energy Stockholders' Equity	410,929	412,925
Noncontrolling Interests	0	0
Total Stockholders' Equity	410,929	412,925
Total Liabilities and Stockholders' Equity	688,364	686,841
Eliminations
Current Assets
Cash and Cash Equivalents	0	0	0	0
Accounts Receivable	(5,623)	(4,877)
Taxes Receivable	0	0
Short-Term Derivative Instruments	0	0
Assets Held for Sale	0	0
Inventory, Prepaid Expenses and Other	0	0
Total Current Assets	(5,623)	(4,877)
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	(1,496)	(1,258)
Unevaluated Oil and Gas Properties	0	0
Other Property and Equipment	0	5
Wells and Facilities in Progress	(296)	(71)
Pipelines	0	0
Total Property and Equipment	(1,792)	(1,324)
Less: Accumulated Depreciation, Depletion and Amortization	173	150
Net Property and Equipment	(1,619)	(1,174)
Deferred Financing Costs and Other Assets-Net	0	0
Equity Method Investments	0	0
Intercompany Receivables	(476,894)	(444,064)
Investment in Subsidiaries - Net	(197,246)	(193,331)
Long-Term Derivative Instruments	0	0
Total Assets	(681,382)	(643,446)
Current Liabilities
Accounts Payable	(990)	(244)
Accrued Expenses	0	0
Short-Term Derivative Instruments	0	0
Current Deferred Tax Liability	0	0
Liabilities Related to Assets Held for Sale	0	0
Total Current Liabilities	(990)	(244)
8.875% Senior Notes Due 2020	0	0
Discount on Senior Notes	0	0
Senior Secured Line of Credit and Long-Term Debt	(4,633)	(4,633)
Long-Term Derivative Instruments	0	0
Long-Term Deferred Tax Liability	0	0
Other Deposits and Liabilities	0	0
Future Abandonment Cost	0	0
Intercompany Payables	(476,894)	(444,064)
Total Liabilities	(482,517)	(448,941)
Stockholders' Equity
Common Stock, $0.001 par value per share, 100,000,000 shares authorized and 53,213,264 shares issued and outstanding on December 31, 2012	0	0
Additional Paid-In Capital	(180,033)	(176,736)
Accumulated Earnings (Deficit)	(19,263)	(18,588)
Rex Energy Stockholders' Equity	(199,296)	(195,324)
Noncontrolling Interests	431	819
Total Stockholders' Equity	(198,865)	(194,505)
Total Liabilities and Stockholders' Equity	$ (681,382)	$ (643,446)